SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of information about segments
	For the Year ended December 31, 2018
	Digital Entertainment	E-Commerce	Digital Financial Services	Other Services	Unallocated expenses(1)	Consolidated
	$	$	$	$	$	$

Revenue	462,464	269,578	11,458	83,468	–	826,968

Operating income (loss)	69,449	(893,489)	(34,056)	(62,548)	(68,124)	(988,768)
Non-operating income, net						34,888
Income tax expense						(4,088)
Share of results of equity investees						(3,066)

Net loss						(961,034)

	For the Year ended December 31, 2017
	Digital Entertainment	E-Commerce	Digital Financial Services	Other Services	Unallocated expenses(1)	Consolidated
	$	$	$	$	$	$

Revenue	365,167	9,034	16,270	23,719	–	414,190

Operating income (loss)	45,637	(452,233)	(38,038)	(21,199)	(36,523)	(502,356)
Non-operating loss, net						(46,153)
Income tax expense						(10,745)
Share of results of equity investees						(1,912)

Net loss						(561,166)

	For the Year ended December 31, 2016
	Digital Entertainment	E-Commerce	Digital Financial Services	Other Services	Unallocated expenses(1)	Consolidated
	$	$	$	$	$	$

Revenue	327,985	–	5,892	11,793	–	345,670

Operating income (loss)	45,525	(172,409)	(34,407)	(12,320)	(31,778)	(205,389)
Non-operating income, net						8,503
Income tax expense						(8,546)
Share of results of equity investees						(19,523)

Net loss						(224,955)

(1) Unallocated expenses are mainly relating to share-based compensation, general and corporate administrative costs, such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.

Schedule of revenue from external customers is classified based on the geographical locations
	For the Year Ended December 31,
	2016	2017	2018
	$	$	$
Revenue

Indonesia	23,023	24,120	99,043
Taiwan	109,652	122,647	218,249
Thailand	119,969	133,782	194,612
Vietnam	61,354	98,009	193,169
Rest of the world	31,672	35,632	121,895

Consolidated revenue	345,670	414,190	826,968

Schedule of long-lived assets
	As at December 31,
	2017	2018
	$	$
Long-lived assets

Indonesia	9,906	23,899
Singapore	46,009	88,663
Taiwan	9,530	18,504
Thailand	12,668	17,586
Vietnam	26,874	38,887
Rest of the world	6,694	17,705

	111,681	205,244